[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]

October 30, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:     Ohio National Fund (File No. 811-3015; 2-67464)

Ladies and Gentlemen:

On behalf of the above registrant, enclosed herewith for electronic filing is an N-14 registration statement relating to the following portfolios of the above-named registrant:

Target Equity/Income Portfolio

Target VIP Portfolio

Millennium Portfolio

Small Cap Growth Portfolio

Income Opportunity Portfolio

U.S Equity Portfolio

Balanced Portfolio

Should you have any questions or comments regarding the filings, please contact me at (513) 794-6278.

Sincerely,

/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel